DEBT AND RELATED PARTY DEBT - Summary of debt and related party debt (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-term debt:
Other current debt	$ 1,402	$ 5,764
Convertible debt	6,199		$ 5,000
Total short-term debt	7,601	5,764
Other noncurrent debt:
Convertible debt	9,560	0	10,000
Other term loans	9,142	9,780
Less: debt issuance costs	(29)	(27)	(68)
Less: current portion	(7,601)	(3,562)	(2,828)
Total other noncurrent debt	11,072	6,191	$ 2,053
Fiza Investments Limited Loans, term debt
Short-term debt:
Other current debt		2,202
Other term loans
Short-term debt:
Other current debt	$ 1,402	$ 3,562